Other Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Obligations
Payable to non-current asset suppliers - Non-Current	$ 135	$ 130
Payable to non-current asset suppliers - Current	2,677	2,633
Payable to non-current asset suppliers	2,812	2,763
Guarantees and deposits - non-current	14	17
Guarantees and deposits - current	4,554	266
Guarantees and deposits	4,568	283
Contingent consideration - non -current	13,504	14,859
Contingent consideration - current	13,023	1,773
Contingent consideration	26,527	16,632
Tolling agreement liability - noncurrent	24,429
Tolling agreement liability - current	2,589
Tolling agreement liability	27,018
Other obligations, Non-Current	38,082	15,006
Other obligations, Current	22,843	4,672
Other obligations	$ 60,925	$ 19,678